BLACKROCK FUNDS V

BlackRock Credit Strategies Income Fund

(the “Fund”)

Supplement dated February 21, 2020

to the Fund’s Summary Prospectuses, Prospectuses

and Statement of Additional Information (“SAI”), each dated January 28, 2020

Effective May 1, 2020, the Fund will change its name to BlackRock Income Fund. Accordingly, effective May 1, 2020, references to the Fund’s name in the Fund’s Summary Prospectuses, Prospectuses and SAI are changed to reflect the new Fund name.

Shareholders should retain this Supplement for future reference.

PR2SAI-CSI-0220SUP